Management fees (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Management fees	$ (4,063,000)	$ 0
Ship Procurement Services S.A. ("SPS")
Related Party Transaction [Line Items]
Management fees	3,748,000
Procurement services daily fee	295
Maryville Maritime Inc.
Related Party Transaction [Line Items]
Management fees	$ 315,000	$ 0